LEASES - Operating lease related assets and liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets	¥ 22,014,961	$ 3,016,037	¥ 23,547,193
Less: impairment	0		0
Rights of use lease assets, net	22,014,961	3,016,037	23,547,193
Operating lease liabilities - current	3,891,976	533,198	3,741,247
Operating lease liabilities - non-current	2,781,196	381,022	3,971,285
Total operating lease liabilities	¥ 6,673,172	$ 914,220	¥ 7,712,532